Short-Term Investments - Schedule of Short-Term Investments (Details) - Certificates of Deposit - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	$ 0	$ 1,500
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	$ 0	$ 1,500